Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expense [Abstract]
Loss before taxes on income and before Equity in earnings of investee	$ (36,510)	$ (19,567)	$ (27,232)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (8,397)	$ (4,500)	$ (6,263)
Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	27	4	(3)
Operating losses and other temporary differences for which valuation allowance was provided	7,420	5,915	5,505
Permanent differences	688	(1,352)	852
Tax prepayment and other	358	45	360
Actual taxes on income	$ 96	$ 112	$ 451